Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation, Depletion and Amortization
2012	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate Ranges	Life Ranges	Equipment	Depreciation	Rate Ranges	Life Ranges
(in millions)	(in years)	(in millions)	(in years)
Generation	$16,973	$6,962	1.7	-	3.8%	31	-	132	$9,306	$3,526	2.6	-	3.3%	35	-	66
Transmission	9,846	2,720	1.2	-	2.8%	25	-	87	-	-	NA	NA
Distribution	15,565	3,837	2.4	-	3.9%	11	-	75	-	-	NA	NA
CWIP	1,600	(27)	NM	NM	219	1	NM	NM
Other	2,644	1,238	1.8	-	9.6%	5	-	75	1,301	434	NM	NM
Total	$46,628	$14,730	$10,826	$3,961

2011	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate Ranges	Life Ranges	Equipment	Depreciation	Rate Ranges	Life Ranges
(in millions)	(in years)	(in millions)	(in years)
Generation	$14,804	$6,692	1.6	-	3.8%	9	-	132	$10,134	$3,904	2.6	-	3.5%	20	-	66
Transmission	9,048	2,600	1.3	-	2.7%	25	-	87	-	-	NA	NA
Distribution	14,783	3,828	2.4	-	4.0%	11	-	75	-	-	NA	NA
CWIP	2,913	(a)	36	NM	NM	208	1	NM	NM
Other	2,587	1,246	1.7	-	9.3%	5	-	55	1,193	392	NM	NM
Total	$44,135	$14,402	$11,535	$4,297

2010	Regulated	Nonregulated
Annual	Annual
Composite	Composite
Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate Ranges	Life Ranges	Rate Ranges	Life Ranges
(in years)	(in years)
Generation	1.6	-	3.8%	9	-	132	2.2	-	5.1%	20	-	70
Transmission	1.4	-	3.0%	25	-	87	NA	NA
Distribution	2.4	-	3.9%	11	-	75	NA	NA
CWIP	NM	NM	NM	NM
Other	3.0	-	12.5%	5	-	55	NM	NM

(a)	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NA	Not applicable.
NM	Not meaningful.

Asset Retirement Obligation (ARO)
Carrying
Amount
of ARO
(in millions)
ARO as of December 31, 2010	$1,398
Accretion Expense	82
Liabilities Incurred	7
Liabilities Settled	(26)
Revisions in Cash Flow Estimates	13
ARO as of December 31, 2011 (a)	1,474
Accretion Expense	85
Liabilities Incurred	17
Liabilities Settled	(24)
Revisions in Cash Flow Estimates	144
ARO as of December 31, 2012	$1,696

(a)       The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
	2012	2011	2010
	(in millions)
Allowance for Equity Funds Used During Construction	$93	$98	$77
Allowance for Borrowed Funds Used During Construction	69	63	53

Jointly-owned Electric Facilities
			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$-	$-	$-
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	310	26	59
J.M. Stuart Generating Station (c)	Coal	26.0%	542	11	181
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	807	2	387
Dolet Hills Generating Station (Unit No. 1) (d)	Lignite	40.2%	263	8	195
Flint Creek Generating Station (Unit No. 1) (e)	Coal	50.0%	121	14	64
Pirkey Generating Station (Unit No. 1) (e)	Lignite	85.9%	514	16	371
Oklaunion Generating Station (Unit No. 1) (f)	Coal	70.3%	403	4	216
Turk Generating Plant (g)	Coal	73.33%	1,613	(3)	-
Transmission	NA	(h)	69	4	50
Total			$4,642	$82	$1,523

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	310	12	54
J.M. Stuart Generating Station (c)	Coal	26.0%	529	13	172
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	20	377
Dolet Hills Generating Station (Unit No. 1) (d)	Lignite	40.2%	264	-	193
Flint Creek Generating Station (Unit No. 1) (e)	Coal	50.0%	118	6	63
Pirkey Generating Station (Unit No. 1) (e)	Lignite	85.9%	513	1	362
Oklaunion Generating Station (Unit No. 1) (f)	Coal	70.3%	401	2	208
Turk Generating Plant (g)	Coal	73.33%	-	1,326	-
Transmission	NA	(h)	63	6	50
Total			$2,988	$1,386	$1,487

(a)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(b)       Operated by OPCo.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Operated by CLECO, a nonaffiliated company.

(e)       Operated by SWEPCo.

(f)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(g)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

(h)       Varying percentages of ownership.

NA       Not applicable.

Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
APCo

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$5,632,665	$1,928,562	3.0%	40	-	121	$-	$-	NA	NA
Transmission	2,042,144	468,633	1.6%	25	-	87	-	-	NA	NA
Distribution	2,991,898	641,504	3.4%	13	-	57	-	-	NA	NA
CWIP	266,247	(19,379)	NM	NM			-	-	NA	NA
Other	340,027	164,932	6.8%	24	-	55	33,300	12,387	NM	NM
Total	$11,272,981	$3,184,252					$33,300	$12,387

2011	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$5,194,967	$1,783,154	2.6%	40	-	121	$-	$-	NA	NA
Transmission	1,943,969	457,235	1.6%	25	-	87	-	-	NA	NA
Distribution	2,845,405	595,122	3.2%	11	-	52	-	-	NA	NA
CWIP	565,841	(9,918)	NM	NM			-	-	NA	NA
Other	323,630	155,688	6.6%	24	-	55	33,696	12,735	NM	NM
Total	$10,873,812	$2,981,281					$33,696	$12,735

2010	Regulated				Nonregulated
	Annual Composite	Depreciable			Annual Composite	Depreciable
Functional Class of Property	Depreciation Rate	Life Ranges			Depreciation Rate	Life Ranges
		(in years)				(in years)
Generation	2.4%	40	-	121	NA	NA
Transmission	1.6%	25	-	87	NA	NA
Distribution	3.2%	11	-	52	NA	NA
CWIP	NM	NM			NA	NA
Other	7.8%	24	-	55	NM	NM

NA Not applicable.
NM Not meaningful.

Asset Retirement Obligation (ARO)
	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities
				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.

Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
I&M

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$4,062,733	$2,130,136	1.7%	59	-	132	$-	$-	NA	NA
Transmission	1,278,236	411,825	1.5%	46	-	75	-	-	NA	NA
Distribution	1,553,358	373,342	2.5%	14	-	70	-	-	NA	NA
CWIP	341,063	65,449	NM	NM			-	-	NA	NA
Other	573,836	141,291	9.6%	14	-	40	151,477	110,092	NM	NM
Total	$7,809,226	$3,122,043					$151,477	$110,092

2011	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$3,932,472	$2,078,651	1.6%	59	-	132	$-	$-	NA	NA
Transmission	1,224,786	414,941	1.4%	46	-	75	-	-	NA	NA
Distribution	1,481,608	374,137	2.4%	14	-	70	-	-	NA	NA
CWIP	236,096	60,665	NM	NM			-	-	NA	NA
Other	559,698	143,312	7.4%	NM			149,860	108,214	NM	NM
Total	$7,434,660	$3,071,706					$149,860	$108,214

2010	Regulated				Nonregulated
	Annual Composite	Depreciable			Annual Composite	Depreciable
Functional Class of Property	Depreciable Rate	Life Ranges			Depreciable Rate	Life Ranges
		(in years)				(in years)
Generation	1.6%	59	-	132	NA	NA
Transmission	1.4%	46	-	75	NA	NA
Distribution	2.5%	14	-	70	NA	NA
CWIP	NM	NM			NA	NA
Other	11.7%	NM			NM	NM

NA Not applicable.
NM Not meaningful.

Asset Retirement Obligation (ARO)
	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities
				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.

Ohio Power Co [Member]
Depreciation, Depletion and Amortization
OPCo

2012	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
(in thousands)	(in years)	(in thousands)	(in years)
Generation	$-	$-	NA	NA	$8,673,296	$3,200,427	3.0%	35	-	66
Transmission	2,013,737	809,199	2.3%	39	-	60	-	-	NA	NA
Distribution	3,722,745	1,011,324	2.7%	12	-	60	-	-	NA	NA
CWIP	147,408	(21,198)	NM	NM	207,089	1,350	NM	NM
Other	427,412	224,153	7.3%	25	-	50	143,742	17,550	NM	NM
Total	$6,311,302	$2,023,478	$9,024,127	$3,219,327

2011	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
(in thousands)	(in years)	(in thousands)	(in years)
Generation	$-	$-	NA	NA	$9,502,614	$3,596,589	3.2%	35	-	66
Transmission	1,948,329	763,664	2.3%	27	-	70	-	-	NA	NA
Distribution	3,545,574	1,146,202	3.7%	12	-	56	-	-	NA	NA
CWIP	183,096	(3,371)	NM	NM	171,369	1,152	NM	NM
Other	407,044	222,368	8.7%	NM	139,598	15,957	NM	NM
Total	$6,084,043	$2,128,863	$9,813,581	$3,613,698

2010	Regulated	Nonregulated
Annual Composite	Annual Composite
Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
(in years)	(in years)
Generation	NA	NA	3.3%	35	-	70
Transmission	2.3%	27	-	70	NA	NA
Distribution	3.7%	12	-	56	NA	NA
CWIP	NM	NM	NM	NM
Other	9.2%	NM	NM	NM

NA Not applicable.
NM Not meaningful.

Asset Retirement Obligation (ARO)
	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities
				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.

Public Service Co of Oklahoma [Member]
Depreciation, Depletion and Amortization
PSO

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,346,530	$654,989	1.7%	35	-	70	$-	$-	NA	NA
Transmission	706,917	176,187	1.9%	40	-	75	-	-	NA	NA
Distribution	1,859,557	345,207	2.4%	30	-	65	-	-	NA	NA
CWIP	95,170	(9,281)	NM	NM			-	-	NA	NA
Other	205,373	111,837	6.6%	5	-	40	5,176	2	NM	NM
Total	$4,213,547	$1,278,939					$5,176	$2

2011	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,317,948	$652,526	1.8%	9	-	70	$-	$-	NA	NA
Transmission	692,644	167,827	1.9%	40	-	75	-	-	NA	NA
Distribution	1,762,110	329,041	2.4%	30	-	65	-	-	NA	NA
CWIP	70,371	(5,413)	NM	NM			-	-	NA	NA
Other	209,467	122,838	8.3%	5	-	35	5,159	(3)	NM	NM
Total	$4,052,540	$1,266,819					$5,159	$(3)

2010	Regulated				Nonregulated
	Annual Composite				Annual Composite
	Depreciation	Depreciable			Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges			Rate	Life Ranges
		(in years)				(in years)
Generation	1.8%	9	-	70	NA	NA
Transmission	1.9%	40	-	75	NA	NA
Distribution	2.4%	27	-	65	NA	NA
CWIP	NM	NM			NA	NA
Other	8.3%	5	-	35	NM	NM

NA Not applicable.
NM Not meaningful.

Asset Retirement Obligation (ARO)
	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities
				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.

Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
SWEPCo

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$3,888,230	$1,092,566	2.2%	35	-	65	$-	$-	NA	NA
Transmission	1,115,795	301,159	2.3%	50	-	70	-	-	NA	NA
Distribution	1,758,988	556,904	2.6%	25	-	65	-	-	NA	NA
CWIP	99,783	(a) (8,294)	NM	NM			-	-	NA	NA
Other	397,643	225,254	6.6%	7	-	47	290,611	116,669	NM	NM
Total	$7,260,439	$2,167,589					$290,611	$116,669

2011	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$2,326,102	$1,060,825	2.1%	35	-	68	$-	$-	NA	NA
Transmission	988,534	285,785	2.3%	50	-	70	-	-	NA	NA
Distribution	1,675,764	535,565	2.6%	25	-	65	-	-	NA	NA
CWIP	1,419,216	(a) (3,527)	NM	NM			24,353	-	NM	NM
Other	400,492	229,695	6.9%	7	-	47	236,527	103,569	NM	NM
Total	$6,810,108	$2,108,343					$260,880	$103,569

2010	Regulated				Nonregulated
	Annual Composite				Annual Composite
	Depreciation	Depreciable			Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges			Rate	Life Ranges
		(in years)				(in years)
Generation	1.9%	35	-	68	NA	NA
Transmission	2.4%	50	-	70	NA	NA
Distribution	2.7%	25	-	65	NA	NA
CWIP	NM	NM			NM	NM
Other	7.7%	7	-	47	NM	NM

(a) Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NA Not applicable.
NM Not meaningful.

Asset Retirement Obligation (ARO)
	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities
				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.